Supplemental guarantor consolidated income statement (Detail) - USD ($) $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Condensed Income Statement [Table]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	$ 2,381	$ 2,145		$ 2,107	$ 4,526	$ 4,205
Interest expense from financial instruments measured at amortized cost	(1,103)	(809)		(860)	(1,912)	(1,719)
Net interest income from financial instruments measured at fair value through profit or loss	356	410		359	766	710
Net interest income	1,634	1,746		1,607	3,380	3,196
Other net income from financial instruments measured at fair value through profit or loss	1,620	2,225		1,471	3,845	2,785
Fee and commission income	5,235	5,868		6,047	11,103	12,244
Fee and commission expense	(450)	(485)		(484)	(934)	(962)
Net fee and commission income	4,785	5,384		5,563	10,169	11,282
Other income	996	139		350	1,135	535
Total revenues	9,036	9,494		8,991	18,529	17,798
Credit loss expense / (release)	7	18		(80)	25	(108)
Personnel expenses	3,762	4,233		4,072	7,996	8,158
General and administrative expenses	2,364	2,233		2,070	4,597	4,211
Depreciation, amortization and impairment of non-financial assets	451	449		448	900	905
Operating expenses	6,577	6,916		6,589	13,492	13,274
Operating profit / (loss) before tax	2,452	2,559		2,481	5,012	4,632
Tax expense / (benefit)	478	547	$ 563	563	1,026	1,001
Net profit / (loss)	1,974	2,012		1,919	3,986	3,631
Profit Loss Attributable To Noncontrolling Interests	10	8		6	18	9
Net profit / (loss) attributable to shareholders	$ 1,964	$ 2,004		$ 1,913	3,968	3,623
Elimination entries
Condensed Income Statement [Table]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income					(393)	(356)
Interest expense from financial instruments measured at amortized cost					597	515
Net interest income from financial instruments measured at fair value through profit or loss					(165)	(133)
Net interest income					39	26
Other net income from financial instruments measured at fair value through profit or loss					535	(109)
Fee and commission income					(366)	(387)
Fee and commission expense					363	380
Net fee and commission income					(3)	(7)
Other income					(4,567)	(3,333)
Total revenues					(3,995)	(3,422)
Credit loss expense / (release)					2	23
Personnel expenses					0	1
General and administrative expenses					(1,330)	(1,373)
Depreciation, amortization and impairment of non-financial assets					(55)	(57)
Operating expenses					(1,385)	(1,429)
Operating profit / (loss) before tax					(2,612)	(2,016)
Tax expense / (benefit)					165	(13)
Net profit / (loss)					(2,777)	(2,003)
Profit Loss Attributable To Noncontrolling Interests					0	0
Net profit / (loss) attributable to shareholders					(2,777)	(2,003)
UBS AG (standalone) | Reportable legal entities
Condensed Income Statement [Table]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income					1,506	1,521
Interest expense from financial instruments measured at amortized cost					(1,629)	(1,441)
Net interest income from financial instruments measured at fair value through profit or loss					557	619
Net interest income					434	699
Other net income from financial instruments measured at fair value through profit or loss					2,373	1,757
Fee and commission income					1,634	2,064
Fee and commission expense					(373)	(412)
Net fee and commission income					1,261	1,652
Other income					3,653	3,231
Total revenues					7,721	7,340
Credit loss expense / (release)					(31)	(47)
Personnel expenses					1,782	1,915
General and administrative expenses					1,642	1,722
Depreciation, amortization and impairment of non-financial assets					432	457
Operating expenses					3,856	4,095
Operating profit / (loss) before tax					3,896	3,293
Tax expense / (benefit)					(18)	222
Net profit / (loss)					3,914	3,070
Profit Loss Attributable To Noncontrolling Interests					0	0
Net profit / (loss) attributable to shareholders					3,914	3,070
UBS Switzerland AG (standalone) | Reportable legal entities
Condensed Income Statement [Table]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income					1,775	1,812
Interest expense from financial instruments measured at amortized cost					(238)	(276)
Net interest income from financial instruments measured at fair value through profit or loss					238	114
Net interest income					1,775	1,650
Other net income from financial instruments measured at fair value through profit or loss					469	417
Fee and commission income					2,606	2,571
Fee and commission expense					(247)	(239)
Net fee and commission income					2,359	2,331
Other income					104	118
Total revenues					4,708	4,516
Credit loss expense / (release)					58	(80)
Personnel expenses					1,031	1,116
General and administrative expenses					1,688	1,710
Depreciation, amortization and impairment of non-financial assets					158	141
Operating expenses					2,877	2,967
Operating profit / (loss) before tax					1,774	1,629
Tax expense / (benefit)					322	299
Net profit / (loss)					1,452	1,331
Profit Loss Attributable To Noncontrolling Interests					0	0
Net profit / (loss) attributable to shareholders					1,452	1,331
Other subsidiaries | Reportable legal entities
Condensed Income Statement [Table]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income					1,638	1,228
Interest expense from financial instruments measured at amortized cost					(643)	(517)
Net interest income from financial instruments measured at fair value through profit or loss					136	110
Net interest income					1,132	820
Other net income from financial instruments measured at fair value through profit or loss					468	720
Fee and commission income					7,230	7,996
Fee and commission expense					(678)	(690)
Net fee and commission income					6,552	7,306
Other income					1,944	519
Total revenues					10,095	9,364
Credit loss expense / (release)					(4)	(3)
Personnel expenses					5,183	5,125
General and administrative expenses					2,596	2,152
Depreciation, amortization and impairment of non-financial assets					366	364
Operating expenses					8,145	7,641
Operating profit / (loss) before tax					1,954	1,726
Tax expense / (benefit)					557	493
Net profit / (loss)					1,397	1,233
Profit Loss Attributable To Noncontrolling Interests					18	9
Net profit / (loss) attributable to shareholders					$ 1,379	$ 1,224